UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2001

Check here is Amendment[x]; Amendment Number: 1
This Amendment (Check only one.): [x] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  November 1, 2001

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 63
Form 13 F Information Table Value Total: 111,073

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109     2611   135306 SH       SOLE                   135306
AT&T Wireless Services, Inc.   COM              00209A106      639    42759 SH       SOLE                    42759
American Home Products         COM              026609107     2068    35496 SH       SOLE                    35496
American International Group   COM              026874107      429     5505 SH       SOLE                     5505
Archstone Communities Trust    COM              039581103     1121    42950 SH       SOLE                    42950
BP Amoco PLC - Spons ADR       COM              055622104     1302    26476 SH       SOLE                    26476
Bank of America Corp           COM              060505104     3142    53805 SH       SOLE                    53805
Baxter International Inc       COM              071813109      202     3670 SH       SOLE                     3670
Bethlehem Steel Corp           COM              087509105       14    11000 SH       SOLE                    11000
Borders Group Inc              COM              099709107     4584   239350 SH       SOLE                   239350
Boston Scientific Corp         COM              101137107     3334   162630 SH       SOLE                   162630
Bristol-Myers Squibb Co        COM              110122108      634    11408 SH       SOLE                    11408
Cigna Corp                     COM              125509109      207     2500 SH       SOLE                     2500
Cisco Systems Inc              COM              17275R102      124    10210 SH       SOLE                    10210
Citigroup Inc                  COM              172967101      274     6777 SH       SOLE                     6777
Computer Sciences Corp         COM              205363104     2392    72115 SH       SOLE                    72115
Consolidated Edison of NY      COM              209115104      780    19161 SH       SOLE                    19161
Countrywide Credit Ind Inc     COM              222372104     4452   101350 SH       SOLE                   101350
Delta Airlines Inc             COM              247361108     2523    95835 SH       SOLE                    95835
Duff & Phelps Utilities Income COM              264324104      327    30475 SH       SOLE                    30475
Duke-Weeks Realty Corp         COM              264411505      524    22100 SH       SOLE                    22100
Eastman Kodak                  COM              277461109     2287    70290 SH       SOLE                    70290
Emerson Electric Co            COM              291011104      226     4800 SH       SOLE                     4800
Exxon Mobil Corporation        COM              30231G102      909    23082 SH       SOLE                    23082
Fannie Mae                     COM              313586109      334     4175 SH       SOLE                     4175
General Electric Co            COM              369604103     1183    31803 SH       SOLE                    31803
Genuine Parts Co               COM              372460105     3302   103650 SH       SOLE                   103650
Goodyear Tire & Rubber Co      COM              382550101      264    14300 SH       SOLE                    14300
HRPT Properties Trust          COM              40426W101     3257   400100 SH       SOLE                   400100
Hewlett Packard Co             COM              428236103      805    50150 SH       SOLE                    50150
Home Depot, Inc                COM              437076102      381     9936 SH       SOLE                     9936
Household Intl                 COM              441815107      632    11205 SH       SOLE                    11205
Humana Inc                     COM              444859102      181    15000 SH       SOLE                    15000
Intel Corp                     COM              458140100     1923    94080 SH       SOLE                    94080
International Business Machine COM              459200101      297     3242 SH       SOLE                     3242
KeySpan Corporation            COM              49337w100     5067   152450 SH       SOLE                   152450
Laboratory Corp of America Hol COM              50540R409     2209    27323 SH       SOLE                    27323
Liberty Media Corp - A         COM              530718105      171    13500 SH       SOLE                    13500
Merck & Co                     COM              589331107      858    12890 SH       SOLE                    12890
Microsoft Corp                 COM              594918104      485     9470 SH       SOLE                     9470
NASDAQ-100 Index Tracking Stoc COM              631100104     3586   123725 SH       SOLE                   123725
NSTAR                          COM              67019E107     3603    86000 SH       SOLE                    86000
New Plan Excel Realty Trust    COM              648053106     4521   264400 SH       SOLE                   264400
Northrop Grumman Corp          COM              666807102     3956    39165 SH       SOLE                    39165
PPG Industries Inc             COM              693506107     3477    76000 SH       SOLE                    76000
Pfizer Inc                     COM              717081103      503    12535 SH       SOLE                    12535
Public Service Enterprise Grou COM              744573106     5163   121330 SH       SOLE                   121330
Raytheon Company New           COM              755111507     4684   134800 SH       SOLE                   134800
Rheometric Scientific, Inc.    COM              762073104     2023   512047 SH       SOLE                   512047
SBC Communications Inc         COM              78387G103      491    10420 SH       SOLE                    10420
Schering-Plough                COM              806605101      668    18000 SH       SOLE                    18000
Sovereign Bancorp Inc          COM              845905108     4377   460700 SH       SOLE                   460700
Staples Inc                    COM              855030102      133    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104      132    16000 SH       SOLE                    16000
Supervalu Inc                  COM              868536103     2619   129450 SH       SOLE                   129450
Teleflex Inc                   COM              879369106     3108    83125 SH       SOLE                    83125
Verizon Communications         COM              92343V104      371     6863 SH       SOLE                     6863
Vulcan Materials Co            COM              929160109     2779    64325 SH       SOLE                    64325
Weyerhaeuser Co                COM              962166104     2356    48375 SH       SOLE                    48375
Xcel Energy Inc.               COM              98389B100      959    34084 SH       SOLE                    34084
Bethlehem Steel $3.50 Conv Pfd PFD CV           087509501      138    27700 SH       SOLE                    27700
Kmart Financing 7.75%  Cv Pfd  PFD CV           498778208     2203    59225 SH       SOLE                    59225
Wendys Financing I $2.50 Tecon PFD CV           950588202     2766    50750 SH       SOLE                    50750